Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net (loss) / income	$ (11,723)	$ 1,850	$ (314,521)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	37,150	16,061	33,045
Amortization of fair value of above market acquired time charters (Note 7)	6,113	6,352	6,369
Amortization of deferred finance charges (Note 9)	681	522	502
Loss on debt extinguishment (Note 9)	652	0	0
Vessels' impairment loss (Note 19)	0	0	303,219
Loss on sale of vessel (Note 5)	0	87	3,190
Stock-based compensation (Note 14)	5,834	1,488	1,546
Change in fair value of derivatives (Note 19)	1,717	(91)	(82)
Other non-cash charges	66	38	67
Bad debt expense	215	0	0
Gain from insurance claim	(237)	(1,030)	(812)
Gain from bargain purchase (Note 1)	(12,318)	0	0
Write-off of liability in other operational gain (non cash gain) (Note 11)	(1,361)	0	0
Equity in income of investee (Note 3)	(106)	0	0
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	0	0	153
Trade accounts receivable	(16,057)	2,766	(1,207)
Inventories	(5,409)	1,887	254
Prepaid expenses and other current assets	(2,328)	(131)	(8,581)
Due from related parties	287	(339)	(147)
Due from managers	0	0	(11)
Accounts payable	1,995	(1,626)	(237)
Due to related parties	(449)	297	(174)
Accrued liabilities	6,713	350	(719)
Due to managers	0	0	(48)
Deferred revenue	1,384	(986)	(2,807)
Net cash provided by Operating Activities	12,819	27,495	18,999
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(518,447)	(127,814)	(91)
Cash paid for above market acquired time charters (Note 7)	(4,856)	0	0
Cash proceeds from vessel sale (Note 5)	1,100	8,267	7,962
Long term investment (Note 3)	(200)	0	0
Cash received from Merger & Pappas Transaction (Note 1)	96,268	0	0
Hull and Machinery Insurance proceeds	550	4,265	6,983
Decrease in restricted cash	35	7,664	2,579
Increase in restricted cash	(11,525)	0	(195)
Net cash provided by / (used in) Investing Activities	(437,075)	(107,618)	17,238
Cash Flows from Financing Activities:
Proceeds from bank loans and 8.00% 2019 Notes	637,207	0	0
Loan prepayments and repayments	(173,986)	(33,780)	(42,026)
Financing fees paid	(6,513)	(271)	(91)
Proceeds from issuance of common stock	0	150,905	0
Offering expenses paid related to the issuance of common stock	0	(4,883)	0
Repurchase of common shares	0	0	(861)
Cash dividend	0	0	(3,631)
Net cash (used in) / provided by Financing Activities	456,708	111,971	(46,609)
Net (decrease) / increase in cash and cash equivalents	32,452	31,848	(10,372)
Cash and cash equivalents at beginning of year	53,548	21,700	32,072
Cash and cash equivalents at end of the year	86,000	53,548	21,700
SUPPLEMENTAL CASH FLOW INFORMATION
Interest, net of amount capitalized	$ 5,803	$ 6,156	$ 7,612